THE ALGER FUNDS II

QUARTERLY REPORT
JULY 31, 2021

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—106.7%	SHARES	VALUE
ADVERTISING—0.7%
Magnite, Inc.*	2,050,519	$62,130,726
AEROSPACE & DEFENSE—3.5%
HEICO Corp., Cl. A+	1,254,689	152,181,229
Teledyne Technologies, Inc.*	200,105	90,601,541
Textron, Inc.	737,793	50,915,095
		293,697,865
AIR FREIGHT & LOGISTICS—1.0%
XPO Logistics, Inc.*	614,700	85,252,743
APPAREL ACCESSORIES & LUXURY GOODS—1.1%
Capri Holdings Ltd.*	590,789	33,267,329
LVMH Moet Hennessy Louis Vuitton SE	79,309	63,497,449
		96,764,778
APPLICATION SOFTWARE—10.6%
Adobe, Inc.*,+	384,737	239,164,061
Avalara, Inc.*	350,026	58,513,847
Bill.com Holdings, Inc.*	327,627	67,759,816
Cadence Design Systems, Inc.*	239,229	35,322,162
Coupa Software, Inc.*	119,356	25,900,252
Datadog, Inc., Cl. A*	766,271	84,826,200
Five9, Inc.*	373,414	75,164,504
HubSpot, Inc.*	72,564	43,249,595
Intuit, Inc.	179,108	94,921,867
Paylocity Holding Corp.*	410,594	85,181,831
The Trade Desk, Inc., Cl. A*	1,039,240	85,124,148
		895,128,283
AUTOMOBILE MANUFACTURERS—2.3%
General Motors Co.*	983,826	55,920,670
Tesla, Inc.*	198,459	136,381,025
		192,301,695
AUTOMOTIVE RETAIL—0.9%
Carvana Co., Cl. A*	66,260	22,366,725
Lithia Motors, Inc., Cl. A	136,467	51,478,082
		73,844,807
BIOTECHNOLOGY—1.3%
Natera, Inc.*	948,079	108,574,007
CASINOS & GAMING—2.2%
DraftKings, Inc., Cl. A*	1,114,688	54,062,368
MGM Resorts International	2,740,197	102,839,594
Penn National Gaming, Inc.*	418,764	28,635,082
		185,537,044
CONSUMER FINANCE—1.1%
Upstart Holdings, Inc.*	739,063	89,249,248
DATA PROCESSING & OUTSOURCED SERVICES—8.6%
Marqeta, Inc., Cl. A*	1,487,040	39,897,283
PayPal Holdings, Inc.*,+	967,928	266,693,202
Square, Inc., Cl. A*	687,070	169,884,928
Visa, Inc., Cl. A+	1,015,197	250,134,389
		726,609,802

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—106.7% (CONT.)	SHARES	VALUE
DIVERSIFIED BANKS—0.7%
Wells Fargo & Co.	1,266,346	$58,175,935
DIVERSIFIED SUPPORT SERVICES—1.9%
Cintas Corp.+	273,976	107,995,860
Copart, Inc.*	346,925	50,997,975
		158,993,835
ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Generac Holdings, Inc.*	67,839	28,448,963
FINANCIAL EXCHANGES & DATA—2.3%
Coinbase Global, Inc., Cl. A*	367,979	87,056,472
S&P Global, Inc.	254,109	108,941,610
		195,998,082
FOOTWEAR—1.1%
NIKE, Inc., Cl. B+	548,321	91,849,251
HEALTHCARE EQUIPMENT—6.2%
Danaher Corp.+	473,908	140,982,891
Dexcom, Inc.*	122,074	62,930,368
IDEXX Laboratories, Inc.*	33,297	22,593,013
Insulet Corp.*	453,660	126,884,165
Intuitive Surgical, Inc.*	174,619	173,127,754
		526,518,191
HEALTHCARE SERVICES—0.7%
Guardant Health, Inc.*	577,082	63,363,604
HEALTHCARE SUPPLIES—0.9%
Align Technology, Inc.*	111,489	77,574,046
HEALTHCARE TECHNOLOGY—1.6%
Veeva Systems, Inc., Cl. A*	407,144	135,460,880
HOME IMPROVEMENT RETAIL—0.7%
Lowe's Cos., Inc.	327,849	63,173,224
HOTELS RESORTS & CRUISE LINES—0.9%
Expedia Group, Inc.*	477,652	76,839,877
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.8%
Upwork, Inc.*	1,313,631	68,032,949
INTERACTIVE HOME ENTERTAINMENT—1.4%
Sea Ltd.#,*	165,263	45,639,030
Take-Two Interactive Software, Inc.*	425,404	73,773,562
		119,412,592
INTERACTIVE MEDIA & SERVICES—8.1%
Alphabet, Inc., Cl. C*,+	174,009	470,593,420
Genius Sports Ltd.*	3,006,480	51,470,938
Pinterest, Inc., Cl. A*,+	1,685,818	99,294,680
Snap, Inc., Cl. A*	844,837	62,872,769
		684,231,807
INTERNET & DIRECT MARKETING RETAIL—6.6%
Altaba, Inc.*,@,(a),+	606,454	7,137,963
Amazon.com, Inc.*,+	146,232	486,600,141
MercadoLibre, Inc.*	40,161	63,000,561
		556,738,665

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—106.7% (CONT.)	SHARES	VALUE
INTERNET SERVICES & INFRASTRUCTURE—3.1%
BigCommerce Holdings, Inc.*	896,069	$58,029,428
Shopify, Inc., Cl. A*	108,688	163,024,392
Snowflake, Inc., Cl. A*	157,764	41,921,050
		262,974,870
INVESTMENT BANKING & BROKERAGE—0.4%
The Goldman Sachs Group, Inc.	80,896	30,326,292
LIFE SCIENCES TOOLS & SERVICES—1.3%
Bio-Techne Corp.	142,827	68,876,892
Repligen Corp.*	183,247	45,023,788
		113,900,680
MANAGED HEALTHCARE—1.6%
Progyny, Inc.*	357,424	19,904,942
UnitedHealth Group, Inc.+	274,830	113,290,423
		133,195,365
MOVIES & ENTERTAINMENT—2.5%
Live Nation Entertainment, Inc.*	209,060	16,492,743
Roku, Inc., Cl. A*	449,732	192,624,713
		209,117,456
OIL & GAS EQUIPMENT & SERVICES—0.5%
Core Laboratories NV	1,257,269	41,942,494
PHARMACEUTICALS—0.7%
Catalent, Inc.*	379,994	45,527,081
Green Thumb Industries, Inc.*	439,282	13,051,362
		58,578,443
RAILROADS—0.4%
Union Pacific Corp.	171,145	37,439,680
REAL ESTATE SERVICES—0.3%
FirstService Corp.	119,400	22,203,624
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*,+	1,432,340	127,263,409
RESTAURANTS—2.4%
Chipotle Mexican Grill, Inc., Cl. A*	36,581	68,166,499
Shake Shack, Inc., Cl. A*,+	1,149,703	115,591,140
Starbucks Corp.	173,310	21,045,033
		204,802,672
SEMICONDUCTOR EQUIPMENT—5.0%
Applied Materials, Inc.	1,124,707	157,380,250
Enphase Energy, Inc.*	200,747	38,061,631
Lam Research Corp.+	241,424	153,886,072
SolarEdge Technologies, Inc.*	274,968	71,348,697
		420,676,650
SEMICONDUCTORS—5.1%
Advanced Micro Devices, Inc.*,+	878,108	93,246,289
NVIDIA Corp.+	709,096	138,266,629
NXP Semiconductors NV	108,732	22,441,197
QUALCOMM, Inc.+	428,346	64,166,231
Taiwan Semiconductor Manufacturing Co., Ltd.#	684,775	79,872,156

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—106.7% (CONT.)	SHARES	VALUE
SEMICONDUCTORS—5.1% (CONT.) Universal Display Corp.	152,461	$35,750,580
		433,743,082
SYSTEMS SOFTWARE—9.2% Crowdstrike Holdings, Inc., Cl. A*	305,609	77,505,499
Microsoft Corp.+	2,455,776	699,675,140
		777,180,639
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.3% Apple, Inc.+	2,519,259	367,459,118
TRADING COMPANIES & DISTRIBUTORS—0.5% Herc Holdings, Inc.*	176,923	21,945,529
SiteOne Landscape Supply, Inc.*	112,189	19,608,393
		41,553,922
TRUCKING—0.4% Lyft, Inc., Cl. A*	672,180	37,184,998
TOTAL COMMON STOCKS (Cost $5,904,758,789)		9,033,446,293
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Prosetta Biosciences, Inc., Series D*,@,(a),(b)	2,912,012	436,802
(Cost $13,104,054)		436,802
REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
RETAIL—0.8% Simon Property Group, Inc.	517,806	65,512,815
(Cost $52,453,135)		65,512,815
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.2% Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	294	11,525,976
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	183	7,174,332
		18,700,308
TOTAL SPECIAL PURPOSE VEHICLE (Cost $11,925,000)		18,700,308
Total Investments (Cost $5,982,240,978)	107.7%	$9,118,096,218
Affiliated Securities (Cost $25,029,054)		19,137,110
Unaffiliated Securities (Cost $5,957,211,924)		9,098,959,108
Securities Sold Short (Proceeds $669,347,126)	(7.8)%	(659,769,721)
Other Assets in Excess of Liabilities	0.1%	9,640,009
NET ASSETS	100.0%	$8,467,966,506

+ All or a portion of this security is held as collateral for securities sold short.
# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
*    Non-income producing security.

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

	Acquisition	Acquisition	% of net assets (Acquisition	Market	% of net assets as of
Security	Date(s)	Cost	Date)	Value	7/31/2021
Altaba, Inc.	10/24/18	$1,704,939	0.03%	$1,141,490	0.01%
Altaba, Inc.	10/25/18	2,562,470	0.04%	1,707,497	0.02%
Altaba, Inc.	10/29/18	2,492,386	0.04%	1,729,378	0.02%
Altaba, Inc.	10/30/18	1,640,707	0.03%	1,159,863	0.01%
Altaba, Inc.	10/31/18	591,342	0.01%	397,944	0.01%
Altaba, Inc.	11/6/18	2,386,078	0.04%	1,001,791	0.01%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	7,350,000	0.10%	11,525,976	0.14%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	4,575,000	0.06%	7,174,332	0.08%
Prosetta Biosciences, Inc., Series D	2/6/15	13,104,054	0.28%	436,802	0.01%
Total				$26,275,073	0.31%

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(7.6)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.1)% Virgin Galactic Holdings, Inc.	(188,491)	$(5,652,845)
AUTO PARTS & EQUIPMENT—(0.1)% Luminar Technologies, Inc., Cl. A	(319,871)	(5,885,626)
QuantumScape Corp., Cl. A	(274,596)	(6,290,994)
		(12,176,620)
BIOTECHNOLOGY—(0.1)% Amgen, Inc.	(34,822)	(8,410,906)
DEPARTMENT STORES—(0.3)% Nordstrom, Inc.	(666,613)	(22,064,890)
FOOD RETAIL—(0.2)% The Kroger Co.	(489,213)	(19,910,969)
HOUSEHOLD PRODUCTS—(0.6)% Church & Dwight Co., Inc.	(497,205)	(43,048,009)
Energizer Holdings, Inc.	(176,835)	(7,577,380)
		(50,625,389)
INDUSTRIAL CONGLOMERATES—(0.8)% 3M Co.	(326,376)	(64,602,865)
INTERACTIVE MEDIA & SERVICES—(0.4)% Twitter, Inc.	(456,616)	(31,848,966)
INTERNET & DIRECT MARKETING RETAIL—(0.2)% Wayfair, Inc., Cl. A	(62,846)	(15,168,511)
INTERNET SERVICES & INFRASTRUCTURE—(0.1)% SolarWinds Corp.	(464,545)	(5,221,486)
IT CONSULTING & OTHER SERVICES—(0.5)% International Business Machines Corp.	(304,238)	(42,885,389)
MARKET INDICES—(1.5)% Invesco QQQ Trust Series 1	(235,063)	(85,696,918)
iShares Russell Mid-Cap Growth ETF	(374,274)	(42,775,776)
		(128,472,694)
METAL & GLASS CONTAINERS—0.0% Silgan Holdings, Inc.	(85,872)	(3,479,533)
MOVIES & ENTERTAINMENT—(0.2)% Spotify Technology SA	(79,069)	(18,080,708)
OTHER DIVERSIFIED FINANCIAL SERVICES—(0.4)% iShares 20+ Year Treasury Bond ETF	(205,171)	(30,677,168)
PACKAGED FOODS & MEATS—(0.7)% Campbell Soup Co.	(530,515)	(23,194,116)
General Mills, Inc.	(595,450)	(35,048,187)
		(58,242,303)
PUBLISHING—(0.3)% News Corp., Cl. A	(1,072,789)	(26,422,793)
SEMICONDUCTORS—(0.2)% Intel Corp.	(296,860)	(15,947,319)

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(7.6)% (CONT.)	SHARES	VALUE
SYSTEMS SOFTWARE—(0.2)% Teradata Corp.	(445,858)	$(22,141,308)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)% Diebold Nixdorf, Inc.	(861,272)	(8,965,842)
Logitech International SA	(178,264)	(19,439,689)
		(28,405,531)
TRADING COMPANIES & DISTRIBUTORS—(0.4)% Fastenal Co.	(563,681)	(30,872,808)
TOTAL COMMON STOCKS
(Proceeds $650,741,566)		$(641,311,001)
REAL ESTATE INVESTMENT TRUST—(0.2)%	SHARES	VALUE
HEALTHCARE—(0.2)% Omega Healthcare Investors, Inc.	(508,785)	(18,458,720)
(Proceeds $18,605,560)		$(18,458,720)
Total Securities Sold Short
(Proceeds $669,347,126)		$(659,769,721)

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.7%	SHARES	VALUE
ADVERTISING—0.7%
Magnite, Inc.*,+	171,810	$5,205,843
AEROSPACE & DEFENSE—4.8%
HEICO Corp.+	62,927	8,510,877
HEICO Corp., Cl. A+	53,792	6,524,431
Kratos Defense & Security Solutions, Inc.*,+	74,319	2,021,477
Textron, Inc.	42,682	2,945,485
TransDigm Group, Inc.*,+	28,475	18,255,038
		38,257,308
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc.*	32,341	4,485,373
APPAREL RETAIL—0.8%
MYT Netherlands Parent BV#,*	227,600	6,563,984
APPLICATION SOFTWARE—9.9%
Adobe, Inc.*	7,348	4,567,737
Altair Engineering, Inc., Cl. A*	2,802	195,468
Avalara, Inc.*	20,451	3,418,794
Bill.com Holdings, Inc.*	20,337	4,206,098
Cerence, Inc.*	49,410	5,312,069
Coupa Software, Inc.*	7,292	1,582,364
Datadog, Inc., Cl. A*	4,281	473,907
Dynatrace, Inc.*	62,881	4,016,210
Ebix, Inc.+	51,175	1,546,509
Everbridge, Inc.*,+	15,890	2,243,986
Five9, Inc.*	17,411	3,504,660
HubSpot, Inc.*	7,720	4,601,274
LivePerson, Inc.*	28,683	1,826,820
Manhattan Associates, Inc.*	50,248	8,021,088
Paylocity Holding Corp.*,+	94,802	19,667,623
PTC, Inc.*	13,919	1,885,329
SEMrush Holdings, Inc., Cl. A*	47,972	958,960
Sprout Social, Inc., Cl. A*	62,473	5,550,101
SPS Commerce, Inc.*,+	22,937	2,498,986
The Trade Desk, Inc., Cl. A*,+	5,290	433,304
Vertex, Inc., Cl. A*	138,927	2,625,720
		79,137,007
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
Hamilton Lane, Inc., Cl. A+	75,634	7,033,962
StepStone Group, Inc., Cl. A+	201,061	9,150,286
		16,184,248
AUTOMOBILE MANUFACTURERS—1.2%
General Motors Co.*	94,811	5,389,057
Tesla, Inc.*	6,083	4,180,238
		9,569,295
AUTOMOTIVE RETAIL—1.0%
Advance Auto Parts, Inc.	8,625	1,829,018
Carvana Co., Cl. A*	9,493	3,204,457
Lithia Motors, Inc., Cl. A	8,465	3,193,167
		8,226,642

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
BIOTECHNOLOGY—6.0%
ACADIA Pharmaceuticals, Inc.*,+	300,054	$6,490,168
BioMarin Pharmaceutical, Inc.*	27,472	2,107,926
Celldex Therapeutics, Inc.*	45,852	2,006,025
Forte Biosciences, Inc.*	183,247	5,490,080
Natera, Inc.*,+	248,217	28,425,811
Puma Biotechnology, Inc.*	311,046	2,339,066
Ultragenyx Pharmaceutical, Inc.*	14,590	1,164,720
		48,023,796
CASINOS & GAMING—1.7%
DraftKings, Inc., Cl. A*	73,539	3,566,641
Evolution AB	23,580	4,102,902
Flutter Entertainment PLC*	17,056	2,907,481
MGM Resorts International+	89,575	3,361,750
		13,938,774
CONSTRUCTION & ENGINEERING—0.5%
Ameresco, Inc., Cl. A*	58,349	3,998,657
CONSUMER FINANCE—4.3%
LendingTree, Inc.*	15,096	2,947,041
Upstart Holdings, Inc.*,+	256,249	30,944,629
		33,891,670
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Marqeta, Inc., Cl. A*	122,051	3,274,628
PayPal Holdings, Inc.*,+	21,373	5,888,903
Square, Inc., Cl. A*	15,868	3,923,522
Visa, Inc., Cl. A+	16,308	4,018,128
		17,105,181
DIVERSIFIED BANKS—1.0%
Wells Fargo & Co.+	172,949	7,945,277
EDUCATION SERVICES—4.6%
Chegg, Inc.*,+	412,828	36,588,945
Duolingo, Inc., Cl. A*	179	25,105
		36,614,050
ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
AMETEK, Inc.	14,124	1,963,942
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.4%
908 Devices, Inc.*	45,693	1,427,906
Trimble, Inc.*	17,839	1,525,235
		2,953,141
ENVIRONMENTAL & FACILITIES SERVICES—2.4%
Casella Waste Systems, Inc., Cl. A*,+	54,574	3,753,600
Montrose Environmental Group, Inc.*,+	149,405	8,021,554
Waste Connections, Inc.+	55,396	7,018,119
		18,793,273
FINANCIAL EXCHANGES & DATA—0.7%
Coinbase Global, Inc., Cl. A*	23,665	5,598,666
GENERAL MERCHANDISE STORES—2.2%
Ollie's Bargain Outlet Holdings, Inc.*,+	188,632	17,561,639

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
HEALTHCARE DISTRIBUTORS—1.9%
Apria, Inc.*,+	324,662	$10,236,593
PetIQ, Inc., Cl. A*	147,174	5,204,072
		15,440,665
HEALTHCARE EQUIPMENT—7.2%
CryoPort, Inc.*	67,304	4,154,003
Eargo, Inc.*	75,609	2,721,924
Glaukos Corp.*,+	67,195	3,426,945
Inmode Ltd.*	70,842	8,052,610
Insulet Corp.*,+	40,283	11,266,752
Intuitive Surgical, Inc.*,+	7,468	7,404,224
Nevro Corp.*,+	129,693	20,102,415
		57,128,873
HEALTHCARE FACILITIES—0.4%
The Joint Corp.*	36,606	2,891,508
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*,+	30,727	3,373,825
HEALTHCARE SUPPLIES—0.4%
Align Technology, Inc.*	4,668	3,247,994
HEALTHCARE TECHNOLOGY—1.5%
Inspire Medical Systems, Inc.*	7,285	1,334,321
Tabula Rasa HealthCare, Inc.*	83,298	3,578,482
Veeva Systems, Inc., Cl. A*	20,666	6,875,785
		11,788,588
HOMEFURNISHING RETAIL—0.2%
Bed Bath & Beyond, Inc.*	63,164	1,802,701
HOTELS RESORTS & CRUISE LINES—0.5%
Expedia Group, Inc.*,+	22,385	3,601,075
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.3%
Legalzoom.com, Inc.*	110,319	4,057,533
Upwork, Inc.*,+	115,462	5,979,777
		10,037,310
INSURANCE BROKERS—0.1%
Goosehead Insurance, Inc., Cl. A	6,755	811,883
INTERACTIVE HOME ENTERTAINMENT—1.5%
Sea Ltd.#,*	28,532	7,879,397
Take-Two Interactive Software, Inc.*	23,293	4,039,472
		11,918,869
INTERACTIVE MEDIA & SERVICES—2.5%
Alphabet, Inc., Cl. C*,+	3,029	8,191,688
Genius Sports Ltd.*,+	223,476	3,825,909
Pinterest, Inc., Cl. A*,+	100,028	5,891,649
Snap, Inc., Cl. A*	25,826	1,921,971
		19,831,217
INTERNET & DIRECT MARKETING RETAIL—3.7%
Amazon.com, Inc.*,+	6,434	21,409,714
Chewy, Inc., Cl. A*	20,400	1,707,480
Etsy, Inc.*	7,399	1,357,791

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—3.7% (CONT.) Wayfair, Inc., Cl. A*,+	21,550	$5,201,308
		29,676,293
INTERNET SERVICES & INFRASTRUCTURE—1.1% BigCommerce Holdings, Inc., Series 1*	30,991	2,006,977
Shopify, Inc., Cl. A*,+	4,471	6,706,187
		8,713,164
INVESTMENT BANKING & BROKERAGE—0.5% The Goldman Sachs Group, Inc.+	10,479	3,928,368
IT CONSULTING & OTHER SERVICES—0.6% EPAM Systems, Inc.*,+	6,855	3,837,429
Globant SA*	3,330	796,403
		4,633,832
LEISURE FACILITIES—0.2% Planet Fitness, Inc., Cl. A*	23,387	1,759,404
LEISURE PRODUCTS—0.2% Latham Group, Inc.*	56,932	1,553,105
LIFE SCIENCES TOOLS & SERVICES—1.1% 10X Genomics, Inc., Cl. A*	5,043	924,029
Bio-Techne Corp.	9,299	4,484,349
NeoGenomics, Inc.*,+	65,438	3,016,692
		8,425,070
MANAGED HEALTHCARE—2.1% Progyny, Inc.*,+	302,124	16,825,286
METAL & GLASS CONTAINERS—0.9% Ball Corp.	92,960	7,518,605
MOVIES & ENTERTAINMENT—0.9% Lions Gate Entertainment Corp., Cl. B*	93,384	1,247,610
Roku, Inc., Cl. A*	13,948	5,974,068
		7,221,678
OIL & GAS EQUIPMENT & SERVICES—1.6% Baker Hughes Co., Cl. A	66,874	1,420,404
Core Laboratories NV+	329,309	10,985,748
		12,406,152
OIL & GAS EXPLORATION & PRODUCTION—0.5% Diamondback Energy, Inc.	41,199	3,177,679
Magnolia Oil & Gas Corp., Cl. A*	49,535	693,490
		3,871,169
PACKAGED FOODS & MEATS—0.5% Mondelez International, Inc., Cl. A	61,715	3,904,091
PHARMACEUTICALS—2.0% Aerie Pharmaceuticals, Inc.*	136,222	2,149,583
Catalent, Inc.*	66,788	8,001,870
Green Thumb Industries, Inc.*	134,235	3,988,212
Royalty Pharma PLC, Cl. A	43,026	1,643,593
		15,783,258
REAL ESTATE SERVICES—2.5% FirstService Corp.+	106,236	19,755,647

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.7% (CONT.)	SHARES	VALUE
REGIONAL BANKS—2.5% Signature Bank+	86,558	$19,646,069
RESEARCH & CONSULTING SERVICES—0.5% CoStar Group, Inc.*,+	42,160	3,745,916
RESTAURANTS—1.3% Shake Shack, Inc., Cl. A*,+	56,051	5,635,367
The Cheesecake Factory, Inc.*	68,672	3,108,095
Wingstop, Inc.	10,512	1,800,811
		10,544,273
SEMICONDUCTOR EQUIPMENT—2.7% Applied Materials, Inc.+	48,119	6,733,292
Lam Research Corp.	10,295	6,562,136
SolarEdge Technologies, Inc.*	30,582	7,935,417
		21,230,845
SEMICONDUCTORS—3.0% Advanced Micro Devices, Inc.*	80,370	8,534,490
Impinj, Inc.*	82,640	3,801,440
QUALCOMM, Inc.	52,899	7,924,270
Taiwan Semiconductor Manufacturing Co., Ltd.#	31,373	3,659,347
		23,919,547
SYSTEMS SOFTWARE—4.2% Crowdstrike Holdings, Inc., Cl. A*	17,364	4,403,684
Microsoft Corp.+	98,085	27,945,397
Rapid7, Inc.*	7,182	816,953
		33,166,034
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.4% Apple, Inc.+	21,869	3,189,812
THRIFTS & MORTGAGE FINANCE—0.1% Axos Financial, Inc.*,+	20,810	995,759
TRADING COMPANIES & DISTRIBUTORS—0.6% SiteOne Landscape Supply, Inc.*	27,654	4,833,366
TOTAL COMMON STOCKS (Cost $673,944,730)		785,139,017
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Prosetta Biosciences, Inc., Series D*,@,(a),(b)	41,418	6,213
(Cost $186,381)		6,213
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0% Tolero CDR*,@,(a),(c)	126,108	97,103
(Cost $67,638)		97,103
REAL ESTATE INVESTMENT TRUST—1.3%	SHARES	VALUE
INDUSTRIAL—0.5% Prologis, Inc.	30,677	3,927,883
RESIDENTIAL—0.5% AvalonBay Communities, Inc.	8,649	1,970,502
Essex Property Trust, Inc.	5,910	1,939,071
		3,909,573

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—1.3% (CONT.)	SHARES	VALUE
RETAIL—0.3% Simon Property Group, Inc.	21,845	$2,763,829
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $9,683,603)		10,601,285
SPECIAL PURPOSE VEHICLE—0.3%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.3% Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	37	1,450,548
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	22	862,488
		2,313,036
TOTAL SPECIAL PURPOSE VEHICLE (Cost $1,475,000)		2,313,036

PURCHASED OPTIONS—0.0% SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNTS	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS—0.0%
Lemonade, Inc., 12/17/21, 100.00*	$43,530	BNP Paribas	5	$11,775
(Cost $29,161)				11,775

TOTAL PURCHASED OPTIONS (Cost $29,161)		11,775
Total Investments (Cost $685,386,513)	100.3%	$798,168,429
Affiliated Securities (Cost $1,661,381)		2,319,249
Unaffiliated Securities (Cost $683,725,132)		795,849,180
Securities Sold Short (Proceeds $317,800,238)	(39.7)%	(316,242,845)
Swaps	0.0%	1,960
Other Assets in Excess of Liabilities	39.4%	313,942,886
NET ASSETS	100.0%	$795,870,430

+  All or a portion of this security is held as collateral for securities sold short.

#  American Depositary Receipts.

(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 5 - Affiliated Securities.
(c) Contingent Deferred Rights.

*    Non-income producing security.

@ Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	% of net assets (Acquisition Date)	Market Value	% of net assets as of 1/31/2021
Crosslink Ventures Capital LLC, Cl. A	10/2/20	925,000	0.24%	$1,450,548	0.18%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	550,000	0.11%	862488	0.11%
Prosetta Biosciences, Inc., Series D	2/6/15	186,381	0.25%	6,213	0.00%
Tolero CDR	2/6/17	67,638	0.09%	97,103	0.01%
Total				$2,416,352	0.30%

Swaps outstanding as of July 31, 2021:

Centrally cleared swaps - Contracts for difference

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
3,914,820	Goldman Sachs	3M Co.	$8,121	$8,121	$–	$8,121
1,873,266		Church & Dwight	(93,448)	–	(63,955)	(63,955)
	Goldman Sachs	Co., Inc
837,436	Goldman Sachs	The Kroger Co.	(119,017)		(119,017)	(119,017)
1,831,088	Goldman Sachs	Omnicom Group, Inc.	206,304	206,304		206,304
Total			$1,960	$214,495	$(182,972)	$31,453

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(35.7)%	SHARES	VALUE
AEROSPACE & DEFENSE—(0.1)%
Virgin Galactic Holdings, Inc.	(17,542)	$(526,085)
AIRLINES—(0.1)%
Frontier Group Holdings, Inc.	(38,109)	(561,727)
Sun Country Airlines Holdings, Inc.	(17,402)	(565,391)
		(1,127,118)
APPLICATION SOFTWARE—(1.3)%
C3.ai, Inc., Cl. A	(6,977)	(351,292)
Elastic NV	(15,666)	(2,319,508)
Latch, Inc.	(233,838)	(3,117,061)
Olo, Inc., Cl. A	(16,976)	(595,348)
RingCentral, Inc., Cl. A	(6,610)	(1,766,655)
ShotSpotter, Inc.	(40,795)	(1,864,332)
Tuya, Inc.#	(29,572)	(587,891)
		(10,602,087)
ASSET MANAGEMENT & CUSTODY BANKS—(0.1)%
Main Street Capital Corp.	(11,885)	(488,711)
BIOTECHNOLOGY—(0.4)%
Amgen, Inc.	(4,765)	(1,150,938)
Flexion Therapeutics, Inc.	(302,122)	(1,791,583)
		(2,942,521)
BREWERS—(0.2)%
The Boston Beer Co., Inc., Cl. A	(2,520)	(1,789,200)
BUILDING PRODUCTS—0.0%
Lennox International, Inc.	(1,057)	(348,208)
CABLE & SATELLITE—0.0%
Sirius XM Holdings, Inc.	(58,865)	(380,857)
COMMODITY CHEMICALS—(0.8)%
PureCycle Technologies, Inc.	(439,970)	(6,515,956)
COMPUTER & ELECTRONICS RETAIL—0.0%
Smart Share Global Ltd.#	(16,665)	(70,826)
CONSUMER ELECTRONICS—(0.1)%
Vizio Holding Corp., Cl. A	(24,697)	(544,075)
DATA PROCESSING & OUTSOURCED SERVICES—(0.2)%
Afterpay Ltd.	(17,326)	(1,231,573)
DEPARTMENT STORES—(0.3)%
Nordstrom, Inc.	(61,015)	(2,019,596)
DISTILLERS & VINTNERS—(0.1)%
The Duckhorn Portfolio, Inc.	(25,087)	(551,161)
DIVERSIFIED SUPPORT SERVICES—(1.0)%
ACV Auctions, Inc., Cl. A	(25,379)	(587,778)
Healthcare Services Group, Inc.	(120,865)	(3,154,576)
KAR Auction Services, Inc.	(237,119)	(3,907,721)
		(7,650,075)
EDUCATION SERVICES—(0.2)%
2U, Inc.	(26,226)	(1,138,208)

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(35.7)% (CONT.)	SHARES	VALUE
EDUCATION SERVICES—(0.2)% (CONT.)
Coursera, Inc.	(16,213)	$(577,021)
		(1,715,229)
FOOD RETAIL—(0.1)%
Grocery Outlet Holding Corp.	(32,468)	(1,075,340)
HEALTHCARE EQUIPMENT—(0.5)%
iRhythm Technologies, Inc.	(56,159)	(2,870,848)
NuVasive, Inc.	(17,321)	(1,107,678)
		(3,978,526)
HEALTHCARE SERVICES—(0.3)%
Hims & Hers Health, Inc.	(281,002)	(2,222,726)
HEALTHCARE TECHNOLOGY—0.0%
Castlight Health, Inc., Cl. B	(7,950)	(18,524)
HOME FURNISHINGS—(0.1)%
Leggett & Platt, Inc.	(15,884)	(762,909)
HOUSEHOLD APPLIANCES—(0.3)%
Cricut, Inc., Cl. A	(17,330)	(591,473)
iRobot Corp.	(22,146)	(1,937,775)
		(2,529,248)
INDUSTRIAL MACHINERY—(0.1)%
Proto Labs, Inc.	(12,693)	(992,466)
INTERACTIVE MEDIA & SERVICES—(0.5)%
Twitter, Inc.	(54,713)	(3,816,232)
INTERNET & DIRECT MARKETING RETAIL—(1.9)%
1stdibs.com, Inc.	(27,827)	(452,189)
JD.com, Inc.#	(27,182)	(1,926,660)
Porch Group, Inc.	(163,116)	(3,022,539)
Poshmark, Inc., Cl. A	(156,230)	(6,130,465)
The Original BARK Co.	(285,000)	(2,294,250)
ThredUp, Inc., Cl. A	(55,679)	(1,328,501)
		(15,154,604)
INTERNET SERVICES & INFRASTRUCTURE—(1.9)%
Akamai Technologies, Inc.	(6,356)	(762,212)
Fastly, Inc., Cl. A	(34,472)	(1,657,069)
GTT Communications, Inc.	(87,552)	(49,029)
Rackspace Technology, Inc.	(107,440)	(1,907,060)
Snowflake, Inc., Cl. A	(35,979)	(9,560,340)
Wix.com Ltd.	(3,038)	(907,268)
		(14,842,978)
IT CONSULTING & OTHER SERVICES—(0.5)%
Cognizant Technology Solutions Corp., Cl. A	(50,544)	(3,716,500)
MARKET INDICES—(18.8)%
Invesco QQQ Trust Series 1	(32,219)	(11,746,081)
iShares Russell 1000 Growth ETF	(69,561)	(19,522,990)
iShares Russell 2000 Growth ETF	(271,812)	(81,557,191)

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—(35.7)% (CONT.)	SHARES	VALUE
MARKET INDICES—(18.8)% (CONT.) iShares Russell Mid-Capital Growth ETF	(322,229)	$(36,827,552)
		(149,653,814)
MOVIES & ENTERTAINMENT—(0.7)% AMC Entertainment Holdings, Inc., Cl. A	(53,903)	(1,995,489)
Spotify Technology SA	(14,449)	(3,304,053)
		(5,299,542)
OIL & GAS DRILLING—(0.1)% Transocean Ltd.	(217,158)	(783,940)
OIL & GAS EXPLORATION & PRODUCTION—(0.1)% Vine Energy, Inc., Cl. A	(41,181)	(576,946)
OTHER DIVERSIFIED FINANCIAL SERVICES—(0.6)% iShares 20+ Year Treasury Bond ETF	(34,352)	(5,136,311)
PACKAGED FOODS & MEATS—(0.2)% General Mills, Inc.	(30,432)	(1,791,228)
PERSONAL PRODUCTS—(0.2)% The Honest Co., Inc.	(109,915)	(1,579,479)
PROPERTY & CASUALTY INSURANCE—(1.5)% Kinsale Capital Group, Inc.	(9,425)	(1,683,729)
Lemonade, Inc.	(84,458)	(7,352,913)
Palomar Holdings, Inc.	(39,702)	(3,232,934)
		(12,269,576)
REAL ESTATE SERVICES—(0.6)% Opendoor Technologies, Inc.	(341,899)	(5,066,943)
REGIONAL BANKS—(0.2)% Great Western Bancorp, Inc.	(47,240)	(1,454,992)
SECURITY & ALARM SERVICES—(0.2)% The Brink's Co.	(25,875)	(1,991,340)
SPECIALTY CHEMICALS—(0.1)% Diversey Holdings Ltd.	(35,283)	(588,520)
SYSTEMS SOFTWARE—(0.7)% Check Point Software Technologies Ltd.	(15,684)	(1,993,436)
Monday.com Ltd.	(8,600)	(1,903,094)
UiPath, Inc., Cl. A	(22,021)	(1,377,634)
		(5,274,164)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.4)% Diebold Nixdorf, Inc.	(84,943)	(884,257)
Logitech International SA	(24,502)	(2,671,943)
		(3,556,200)
TRUCKING—(0.2)% Avis Budget Group, Inc.	(24,072)	(1,992,439)
TOTAL COMMON STOCKS
(Proceeds $287,484,081)		$(284,628,765)

THE ALGER FUNDS II	ALGER SPECTRA FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—(4.0)%	SHARES	VALUE
DIVERSIFIED—(0.6)% Empire State Realty Trust, Inc., Cl. A	(424,345)	$(4,850,263)
HEALTHCARE—(1.7)% Omega Healthcare Investors, Inc.	(374,190)	(13,575,613)
OFFICE—(1.3)% Boston Properties, Inc.	(8,117)	(952,773)
Hudson Pacific Properties, Inc.	(41,165)	(1,122,158)
Paramount Group, Inc.	(349,277)	(3,408,944)
SL Green Realty Corp.	(26,970)	(2,008,186)
Vornado Realty Trust	(66,193)	(2,879,395)
		(10,371,456)
RETAIL—(0.4)% CBL & Associates Properties, Inc.	(13,748)	(1,722)
Pennsylvania Real Estate Investment Trust	(6,036)	(12,253)
Seritage Growth Properties, Cl. A	(176,463)	(2,800,468)
Washington Prime Group, Inc.	(1,295)	(2,305)
		(2,816,748)
TOTAL REAL ESTATE INVESTMENT TRUST
(Proceeds $30,316,157)		$(31,614,080)
Total Securities Sold Short
(Proceeds $317,800,238)		$(316,242,845)

# American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—98.4%	SHARES	VALUE
ARGENTINA—1.8%
INTERNET & DIRECT MARKETING RETAIL—1.8%
MercadoLibre, Inc.*	460	$721,602
(Cost $740,639)
BRAZIL—10.3%
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
Vinci Partners Investments Ltd., Cl. A*	48,170	624,765
DATA PROCESSING & OUTSOURCED SERVICES—1.7%
StoneCo Ltd., Cl. A*	11,400	670,776
EDUCATION SERVICES—1.8%
Afya Ltd., Cl. A*	29,900	687,700
HEALTHCARE SERVICES—2.0%
Diagnosticos da America SA	72,500	771,032
HEAVY ELECTRICAL EQUIPMENT—1.4%
Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	331,000	555,982
RESEARCH & CONSULTING SERVICES—1.8%
Boa Vista Servicos SA	324,000	720,864
TOTAL BRAZIL
(Cost $4,249,853)		4,031,119
CANADA—1.6%
GOLD—1.6%
Endeavour Mining PLC	25,500	607,201
(Cost $640,504)
CHINA—23.8%
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Li Ning Co., Ltd.	27,000	285,161
APPLICATION SOFTWARE—1.7%
Glodon Co., Ltd., Cl. A	68,000	664,723
AUTOMOBILE MANUFACTURERS—6.2%
BYD Co., Ltd., Cl. H	37,000	1,143,635
Geely Automobile Holdings Ltd.	382,000	1,281,401
		2,425,036
FOOTWEAR—1.3%
ANTA Sports Products Ltd.	24,000	522,523
INTERACTIVE MEDIA & SERVICES—2.9%
Tencent Holdings Ltd.	18,507	1,116,145
INTERNET & DIRECT MARKETING RETAIL—4.0%
JD.com, Inc.#,*	16,000	1,134,080
Trip.com Group Ltd.#,*	17,400	451,182
		1,585,262
PACKAGED FOODS & MEATS—1.1%
China Feihe Ltd.	218,000	419,115
PERSONAL PRODUCTS—0.5%
Yatsen Holding Ltd.#,*	30,502	205,584

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
CHINA—23.8% (CONT.)
REAL ESTATE OPERATING COMPANIES—2.2%
KWG Living Group Holdings Ltd.	910,000	$870,429
SEMICONDUCTORS—3.2%
LONGi Green Energy Technology Co., Ltd., Cl. A	93,865	1,252,967
TOTAL CHINA
(Cost $9,215,788)		9,346,945
GREECE—1.5%
SPECIALTY STORES—1.5%
JUMBO SA	38,000	603,678
(Cost $730,268)
HONG KONG—3.3%
ADVERTISING—1.6%
iClick Interactive Asia Group Ltd.#,*	109,800	621,468
FINANCIAL EXCHANGES & DATA—1.7%
Hong Kong Exchanges & Clearing Ltd.	10,476	669,531
TOTAL HONG KONG
(Cost $1,556,433)		1,290,999
HUNGARY—2.6%
AIRLINES—2.6%
Wizz Air Holdings PLC*	14,686	1,009,329
(Cost $889,698)
INDIA—14.0%
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Titan Co., Ltd.	20,000	462,085
APPLICATION SOFTWARE—1.8%
Route Mobile Ltd.	26,000	723,054
CONSUMER FINANCE—4.1%
Manappuram Finance Ltd.	447,000	1,249,366
Paisalo Digital Ltd.	41,000	363,054
		1,612,420
ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Polycab India Ltd.	17,000	422,721
HEALTHCARE SERVICES—1.7%
Metropolis Healthcare Ltd.	17,000	650,886
HOUSEHOLD APPLIANCES—1.9%
Amber Enterprises India Ltd.*	19,000	763,789
RESTAURANTS—1.3%
Barbeque Nation Hospitality Ltd.*	43,000	508,873
THRIFTS & MORTGAGE FINANCE—0.9%
Indiabulls Housing Finance Ltd.	100,000	371,158
TOTAL INDIA
(Cost $4,399,482)		5,514,986

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
INDONESIA—1.0%
REGIONAL BANKS—1.0%
Bank BTPN Syariah Tbk PT	2,408,570	$394,829
(Cost $510,743)
RUSSIA—1.7%
APPAREL RETAIL—1.7%
Detsky Mir PJSC	341,940	655,914
(Cost $705,092)
SINGAPORE—2.6%
INTERACTIVE HOME ENTERTAINMENT—2.6%
Sea Ltd.#,*	3,680	1,016,269
(Cost $1,023,583)
SOUTH AFRICA—1.0%
APPAREL RETAIL—1.0%
Mr Price Group Ltd.	27,000	401,482
(Cost $326,161)
SOUTH KOREA—16.4%
HEALTHCARE EQUIPMENT—2.4%
Ray Co., Ltd.*	34,200	926,948
INTERACTIVE MEDIA & SERVICES—2.6%
Kakao Corp.	8,100	1,034,682
SEMICONDUCTORS—2.6%
LEENO Industrial, Inc.	6,639	1,031,133
SPECIALTY CHEMICALS—3.3%
Chunbo Co., Ltd.	6,623	1,299,503
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.5%
Samsung Electronics Co., Ltd.	31,713	2,162,471
TOTAL SOUTH KOREA
(Cost $4,382,304)		6,454,737
TAIWAN—12.8%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.3%
Chroma ATE, Inc.	130,000	916,649
INTERNET & DIRECT MARKETING RETAIL—3.0%
momo.com, Inc.	20,800	1,162,543
SEMICONDUCTORS—7.5%
Realtek Semiconductor Corp.	62,000	1,310,321
Taiwan Semiconductor Manufacturing Co., Ltd.	78,000	1,631,737
		2,942,058
TOTAL TAIWAN
(Cost $3,397,148)		5,021,250
UNITED STATES—2.0%
IT CONSULTING & OTHER SERVICES—2.0%
EPAM Systems, Inc.*	1,400	783,720
(Cost $407,461)

THE ALGER FUNDS II	ALGER EMERGING MARKETS FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
VIETNAM—2.0%
REAL ESTATE DEVELOPMENT—2.0% Vinhomes JSC*	167,000	$788,320
(Cost $735,655)
TOTAL COMMON STOCKS (Cost $33,910,812)		38,642,380
Total Investments (Cost $33,910,812)	98.4%	$38,642,380
Unaffiliated Securities (Cost $33,910,812)		38,642,380
Other Assets in Excess of Liabilities	1.6%	644,137
NET ASSETS	100.0%	$39,286,517

# American Depositary Receipts.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2021 (Unaudited)

COMMON STOCKS—95.8%	SHARES	VALUE
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Levi Strauss & Co., Cl. A	18,358	$505,212
Lululemon Athletica, Inc.*	2,388	955,606
		1,460,818
APPLICATION SOFTWARE—10.7%
Adobe, Inc.*	6,785	4,217,760
Autodesk, Inc.*	4,433	1,423,569
Intuit, Inc.	1,417	750,968
Paycom Software, Inc.*	947	378,800
salesforce.com, Inc.*	12,073	2,920,821
Workday, Inc., Cl. A*	1,906	446,766
		10,138,684
AUTO PARTS & EQUIPMENT—1.0%
Aptiv PLC*	5,666	945,372
AUTOMOBILE MANUFACTURERS—0.7%
Tesla, Inc.*	967	664,522
BIOTECHNOLOGY—0.6%
Vertex Pharmaceuticals, Inc.*	2,680	540,234
BUILDING PRODUCTS—0.5%
Allegion PLC	3,668	501,049
COMMUNICATIONS EQUIPMENT—0.5%
Cisco Systems, Inc.	9,310	515,495
DATA PROCESSING & OUTSOURCED SERVICES—7.5%
PayPal Holdings, Inc.*	10,184	2,805,998
Visa, Inc., Cl. A	17,582	4,332,029
		7,138,027
DISTRIBUTORS—0.6%
Pool Corp.	1,157	552,838
DIVERSIFIED BANKS—0.4%
JPMorgan Chase & Co.	2,658	403,431
ELECTRIC UTILITIES—0.5%
NextEra Energy, Inc.	5,908	460,233
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Rockwell Automation, Inc.	1,599	491,565
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
Cognex Corp.	5,696	514,975
Trimble, Inc.*	9,100	778,050
		1,293,025
ELECTRONIC MANUFACTURING SERVICES—1.0%
Flex Ltd.*	51,570	926,713
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Tetra Tech, Inc.	3,729	497,896
FINANCIAL EXCHANGES & DATA—2.1%
CME Group, Inc., Cl. A	2,074	439,957
S&P Global, Inc.	3,601	1,543,821
		1,983,778
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	7,189	533,424

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
FOOTWEAR—1.4% NIKE, Inc., Cl. B	8,142	$1,363,866
HEALTHCARE EQUIPMENT—2.0% Danaher Corp.	3,428	1,019,796
Dexcom, Inc.*	675	347,969
Edwards Lifesciences Corp.*	4,755	533,844
		1,901,609
HEALTHCARE SERVICES—1.4% Cigna Corp.	4,158	954,220
Guardant Health, Inc.*	3,065	336,537
		1,290,757
HEALTHCARE SUPPLIES—0.8% Align Technology, Inc.*	1,128	784,862
HOME IMPROVEMENT RETAIL—2.4% The Home Depot, Inc.	6,953	2,281,905
HOUSEHOLD PRODUCTS—1.1% The Procter & Gamble Co.	7,270	1,034,012
INDUSTRIAL CONGLOMERATES—1.0% Honeywell International, Inc.	4,177	976,541
INDUSTRIAL GASES—1.1% Air Products & Chemicals, Inc.	3,624	1,054,693
INDUSTRIAL MACHINERY—0.8% Xylem, Inc.	5,737	722,002
INTERACTIVE HOME ENTERTAINMENT—0.6% Electronic Arts, Inc.	3,981	573,105
INTERACTIVE MEDIA & SERVICES—9.0% Alphabet, Inc., Cl. A*	1,102	2,969,372
Alphabet, Inc., Cl. C*	927	2,506,997
Facebook, Inc., Cl. A*	8,550	3,046,365
		8,522,734
INTERNET & DIRECT MARKETING RETAIL—6.8% Amazon.com, Inc.*	1,797	5,979,679
Etsy, Inc.*	2,715	498,230
		6,477,909
INTERNET SERVICES & INFRASTRUCTURE—0.2% Shopify, Inc., Cl. A*	154	230,989
INVESTMENT BANKING & BROKERAGE—1.6% Morgan Stanley	15,491	1,486,826
IT CONSULTING & OTHER SERVICES—0.9% Accenture PLC, Cl. A	2,605	827,556
LEISURE FACILITIES—0.5% Vail Resorts, Inc.*	1,567	478,248
LIFE SCIENCES TOOLS & SERVICES—0.7% Agilent Technologies, Inc.	4,610	706,390
MANAGED HEALTHCARE—0.9% Humana, Inc.	1,990	847,461
METAL & GLASS CONTAINERS—0.8% Ball Corp.	9,682	783,080

THE ALGER FUNDS II	ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments July 31, 2021 (Unaudited) (Continued)

COMMON STOCKS—95.8% (CONT.)	SHARES	VALUE
MOVIES & ENTERTAINMENT—0.9% Live Nation Entertainment, Inc.*	4,766	$375,990
The Walt Disney Co.*	2,512	442,162
		818,152
PHARMACEUTICALS—2.8% Bristol-Myers Squibb Co.	11,377	772,157
Merck & Co., Inc.	10,929	840,112
Zoetis, Inc., Cl. A	4,902	993,636
		2,605,905
RAILROADS—0.6% Union Pacific Corp.	2,735	598,309
RESTAURANTS—1.0% Starbucks Corp.	7,708	935,983
SEMICONDUCTOR EQUIPMENT—4.6% ASML Holding NV	1,580	1,211,449
Lam Research Corp.	4,234	2,698,794
SolarEdge Technologies, Inc.*	1,876	486,785
		4,397,028
SEMICONDUCTORS—5.0% NVIDIA Corp.	14,076	2,744,679
Taiwan Semiconductor Manufacturing Co., Ltd.#	11,145	1,299,953
Universal Display Corp.	2,864	671,579
		4,716,211
SOFT DRINKS—1.1% PepsiCo, Inc.	6,849	1,074,951
SYSTEMS SOFTWARE—9.9% Microsoft Corp.	33,051	9,416,560
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.3% Apple, Inc.	34,222	4,991,621
TOTAL COMMON STOCKS (Cost $32,120,443)		90,946,369
REAL ESTATE INVESTMENT TRUST—2.8%	SHARES	VALUE
INDUSTRIAL—1.0% Prologis, Inc.	7,288	933,155
SPECIALIZED—1.8% Equinix, Inc.	1,564	1,283,121
SBA Communications Corp., Cl. A	1,356	462,383
		1,745,504
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $1,467,994)		2,678,659
Total Investments (Cost $33,588,437)	98.6%	$93,625,028
Unaffiliated Securities (Cost $33,588,437)		93,625,028
Other Assets in Excess of Liabilities	1.4%	1,319,945
NET ASSETS	100.0%	$94,944,973

# American Depositary Receipts.

* Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946-Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series—Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A shares, Class C shares, Class I shares, Class Y shares and Class Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms, Class I shares and Class Y shares are sold to institutional investors without an initial or deferred sales charge and Class Z shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of a Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair valuation determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s price.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements

The following is a summary of the inputs used as of July 31, 2021 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,074,892,581	$1,074,892,581	$—	$—
Consumer Discretionary	1,541,852,013	1,471,216,601	63,497,449	7,137,963
Energy	41,942,494	41,942,494	—	—
Financials	373,749,557	373,749,557	—	—
Healthcare	1,217,165,216	1,217,165,216	—	—
Industrials	877,868,364	877,868,364	—	—
Information Technology	3,883,772,444	3,883,772,444	—	—
Real Estate	22,203,624	22,203,624	—	—
TOTAL COMMON STOCKS	$9,033,446,293	$8,962,810,881	$63,497,449	$7,137,963
PREFERRED STOCKS
Healthcare	436,802	—	—	436,802
REAL ESTATE INVESTMENT TRUST
Real Estate	65,512,815	65,512,815	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	18,700,308	—	—	18,700,308
TOTAL INVESTMENTS IN SECURITIES	$9,118,096,218	$9,028,323,696	$63,497,449	$26,275,073
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$76,352,467	$76,352,467	$—	$—
Consumer Discretionary	49,410,021	49,410,021	—	—
Consumer Staples	128,778,661	128,778,661	—	—
Financials	30,677,168	30,677,168	—	—
Healthcare	8,410,906	8,410,906	—	—
Industrials	101,128,518	101,128,518	—	—
Information Technology	114,601,033	114,601,033	—	—
Market Indices	128,472,694	128,472,694	—	—
Materials	3,479,533	3,479,533	—	—
TOTAL COMMON STOCKS	$641,311,001	$641,311,001	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	18,458,720	18,458,720	—	—
TOTAL SECURITIES SOLD SHORT	$659,769,721	$659,769,721	$—	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$44,177,607	$44,177,607	$—	$—
Consumer Discretionary	141,411,235	134,400,852	7,010,383	—
Consumer Staples	3,904,091	3,904,091	—	—
Energy	16,277,321	16,277,321	—	—
Financials	89,001,940	89,001,940	—	—
Healthcare	182,928,863	182,928,863	—	—
Industrials	86,115,145	86,115,145	—	—
Information Technology	194,048,563	194,048,563	—	—
Materials	7,518,605	7,518,605	—	—
Real Estate	19,755,647	19,755,647	—	—
TOTAL COMMON STOCKS	$785,139,017	$778,128,634	$7,010,383	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$6,213	$—	$—	$6,213
RIGHTS
Healthcare	97,103	—	—	97,103
REAL ESTATE INVESTMENT TRUST
Real Estate	10,601,285	10,601,285	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,313,036	—	—	2,313,036
PURCHASED OPTIONS
Financials	11,775	—	11,775	—
TOTAL INVESTMENTS IN SECURITIES	$798,168,429	$788,729,919	$7,022,158	$2,416,352
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Swaps – Contracts for difference	1,960	—	1,960	—
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	9,496,631	9,496,631	—	—
Consumer Discretionary	22,796,487	22,725,661	70,826	—
Consumer Staples	6,786,408	6,786,408	—	—
Energy	1,360,886	1,360,886	—	—
Financials	19,349,590	19,349,590	—	—
Healthcare	9,162,297	9,162,297	—	—
Industrials	14,627,731	14,627,731	—	—
Information Technology	39,223,502	37,991,929	1,231,573	—
Market Indices	149,653,814	149,653,814	—	—
Materials	7,104,476	7,104,476	—	—
Real Estate	5,066,943	5,066,943	—	—
TOTAL COMMON STOCKS	$284,628,765	$283,326,366	$1,302,399	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	31,614,080	31,614,080	—	—
TOTAL SECURITIES SOLD SHORT	$316,242,845	$314,940,446	$1,302,399	$—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,788,564	$1,637,737	$2,150,827	$—
Consumer Discretionary	10,785,648	3,503,437	7,282,211	—
Consumer Staples	624,699	205,584	419,115	—
Financials	3,672,703	624,765	3,047,938	—
Healthcare	2,348,866	771,032	1,577,834	—
Industrials	2,708,896	1,276,846	1,432,050	—
Information Technology	11,147,551	1,454,496	9,693,055	—
Materials	1,906,704	607,201	1,299,503	—
Real Estate	1,658,749	—	1,658,749	—
TOTAL COMMON STOCKS	$38,642,380	$10,081,098	$28,561,282	$—
TOTAL INVESTMENTS IN SECURITIES	$38,642,380	$10,081,098	$28,561,282	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$9,913,991	$9,913,991	$—	$—
Consumer Discretionary	15,161,461	15,161,461	—	—
Consumer Staples	2,642,387	2,642,387	—	—
Financials	3,874,035	3,874,035	—	—
Healthcare	8,677,218	8,677,218	—	—
Industrials	3,787,362	3,787,362	—	—
Information Technology	44,591,909	44,591,909	—	—
Materials	1,837,773	1,837,773	—	—
Utilities	460,233	460,233	—	—
TOTAL COMMON STOCKS	$90,946,369	$90,946,369	$—	$—
REAL ESTATE INVESTMENT TRUST
Real Estate	2,678,659	2,678,659	—	—
TOTAL INVESTMENTS IN SECURITIES	$93,625,028	$93,625,028	$—	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Common Stocks
Opening balance at November 1, 2020	$13,384,440
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(6,246,477)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	7,137,963
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$(6,246,477)

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2020	$436,802
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	436,802
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$7,350,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	6,775,308
Purchases and sales
Purchases	4,575,000
Sales	—
Closing balance at July 31, 2021	18,700,308
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$6,775,308

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2020	$6,213
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2021	6,213
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$—

Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2020	$87,015	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	10,088
Purchases and sales
Purchases	—	*
Sales	—
Closing balance at July 31, 2021	97,103
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$10,088

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2020	$925,000
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	838,036
Purchases and sales
Purchases	550,000
Sales	—
Closing balance at July 31, 2021	2,313,036
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2021	$838,036

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund's Level 3 fair value measurements of the Funds' investments as of July 31, 2021. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Funds' fair value measurements.

	Fair Value July 31, 2021	Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Spectra Fund
Common Stocks	7,137,963	Income Approach	Discount Rate	0.00%-3.04%	N/A
Preferred Stocks	436,802	Income Approach	Discount Rate	72.50%-77.50%	N/A
Special Purpose Vehicle	18,700,308	Income Approach	Revenue Multiple	27x – 28x	N/A

Alger Dynamic Opportunities Fund
Preferred Stocks	6,213	Income Approach	Discount Rate	72.50%-77.50%	N/A
Rights	97,103	Income Approach	Discount Rate	3.26%-3.98%	N/A
			Probability of Success	0.00%-100.00%	N/A
Special Purpose Vehicle	2,313,036	Income Approach	Revenue Multiple	27x – 28x	N/A

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probabilities of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statements purposes. As of July 31, 2021, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1		LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Spectra Fund	$22,168	$	– $	22,168	$–
Collateral held for short sales(a)	113,288,394		113,288,394	–	–
Due to broker(b)	(18,148,619)		(18,148,619)	–	–
Alger Dynamic Opportunities Fund	67,266,065		–	67,266,065	–
Collateral held for short sales(a)	258,696,567		258,696,567	–	–
Alger Emerging Markets Fund	741,581		260,866	480,815	–
Alger Responsible Investing Fund	1,302,801		–	1,302,801	–

(a) The collateral held for short sales balance represents restricted cash held at prime brokers as of July 31, 2021.

(b) The due to broker balance represents a margin payable related to short sales due to prime brokers as of July 31, 2021.

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended July 31, 2021, options were used in accordance with these objectives.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

Forward foreign currency contracts − In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward foreign currency contracts. Additionally, the Funds may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Funds could be exposed to foreign currency fluctuation.

Swaps—Certain Funds may engage in swap transactions, including currency swaps, index swaps and interest rate swaps. A Fund may enter into swaps for both hedging purposes and to seek to increase total return. A Fund also may enter into options on swap agreements, sometimes called “swaptions.”

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of swaps or securities representing a particular index. The “notional amount” of the swap agreement is only used as a basis upon which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

The use of swap agreements is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If Alger Management is incorrect in its forecasts of applicable market factors, or a counterparty defaults, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. In addition, it is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 5 — Affiliated Securities:

The issuers of the securities listed below are deemed to be affiliates of the Funds because the Funds or their affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended July 31, 2021. Information regarding the Funds’ holdings of such securities is set forth in the following table:

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Spectra Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$436,802	$–	$–	$–	$–	$–	$436,802
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	7,350,000	–	–	–	–	4,175,976	11,525,976
Crosslink Ventures Capital LLC, Cl. B	–	4,575,000	–	–	–	2,599,332	7,174,332
Total	$7,786,802	$4,575,000	$–	$–	$–	$6,775,308	$19,137,110

Security	Value at October 31, 2020	Purchases/ Conversion	Sales/ Conversion	Dividend/ Interest Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at July 31, 2021
Alger Dynamic Opportunities Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D	$6,213	$–	$–	$–	$–	$–	$6,213
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	925,000	–	–	–	–	525,548	1,450,548
Crosslink Ventures Capital LLC, Cl. B	–	550,000	–	–	–	312,488	862,488
Total	$931,213	$550,000	$–	$–	$–	$838,036	$2,319,249